Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of amounts recognized in profit or loss and in the statement of cash flows
	Year ended December 31,
	2025	2024

Interest expense on lease liabilities	625	527
Depreciation expenses	803	663
Cash outflow for leases	1,212	928

Schedule of carrying amounts of right-of-use assets and movement
	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2025	7,122	519	7,641
New leases	1,180	270	1,450
Adjustments for indexation	181	7	188
Disposals	(411)	(172)	(583)

Balance as of December 31, 2025	8,072	624	8,696

Accumulated depreciation
Balance as of January 1, 2025	743	235	978
Depreciation and amortization	664	210	874
Disposals	(162)	(145)	(307)

Balance as of December 31, 2025	1,245	300	1,545

Depreciated cost
Balance as of December 31, 2025	6,827	324	7,151

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2024	6,511	652	7,163
New leases	390	127	517
Adjustments for indexation	221	8	229
Disposals	-	(268)	(268)

Balance as of December 31, 2024	7,122	519	7,641

Accumulated depreciation
Balance as of January 1, 2024	208	257	465
Depreciation and amortization	535	193	728
Disposals	-	(215)	(215)

Balance as of December 31, 2024	743	235	978

Depreciated cost
Balance as of December 31, 2024	6,379	284	6,663

Schedule of maturity analysis of the Group's lease liabilities
	Buildings	Motor vehicles	Total

Balance as of January 1, 2025	6,677	254	6,931
Repayment of leases liabilities	(979)	(233)	(1,212)
Effect of changes in exchange rates	1,057	43	1,100
New finance lease obligation recognized	1,180	253	1,433
Adjustments for indexation	181	7	188
Financial expenses	598	27	625
Disposals-termination of leases	(269)	(21)	(290)
Balance as of December 31, 2025	8,445	330	8,775

Current maturities of long-term leases	(455)	(168)	(623)
Lease liability Balance as of December 31, 2025	7,990	162	8,152

	Buildings	Motor vehicles	Total

Balance as of January 1, 2024	6,346	365	6,711
Repayment of leases liabilities	(728)	(200)	(928)
Effect of changes in exchange rates	(38)	(1)	(39)
New finance lease obligation recognized	368	112	480
Adjustments for indexation	221	8	229
Financial expenses	508	19	527
Disposals-termination of leases	-	(49)	(49)
Balance as of December 31, 2024	6,677	254	6,931

Current maturities of long-term leases	(273)	(145)	(418)
Lease liability Balance as of December 31, 2024	6,404	109	6,513